Goodwill And Other Intangible Assets (Tables)	9 Months Ended
Sep. 26, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule Of Goodwill
The following presents changes to goodwill for the period indicated:

For the thirty- nine weeks ended September 26, 2021
Balance at December 31, 2020	$359,099
Advance Engine Management acquisition	17,426
Classic Instruments acquisition	4,912
Measurement period adjustments*	423

Balance at September 26, 2021	$381,860

Summary Of Intangible Assets	Intangible assets consisted of the following:

	September 26, 2021
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
Finite-lived intangible assets:
Customer relationships	$259,907	$(29,878)	$230,029
Tradenames	13,775	(3,906)	9,869
Technology	26,673	(8,469)	18,204

Total finite-lived intangible assets	$300,355	$(42,253)	$258,102
Indefinite-lived intangible assets:
Tradenames	$163,768	—	$163,768

	December 31, 2020
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
Finite-lived intangible assets:
Customer relationships	$245,274	$(21,819)	$223,455
Tradenames	13,775	(3,369)	10,406
Technology	24,595	(6,674)	17,921

Total finite-lived intangible assets	$283,644	$(31,862)	$251,782
Indefinite-lived intangible assets:
Tradenames	$152,740	—	$152,740

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
The following outlines the estimated future amortization expense related to intangible assets held as of September 26, 2021:

2021 (excluding the thirty-nine weeks ended September 26, 2021)	$3,573
2022	14,202
2023	14,039
2024	13,226
2025	13,189
Thereafter	199,873

Total	$258,102